Risk Management (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Financial assets at FVTPL	$ 21,805,575	$ 13,977,663
Financial assets at FVOCI	228,948,106	183,470,311
Finacial assets at amortized cost	2,968,273	3,456,837
Cash, bank balances and term deposits	312,213,087	260,059,595
Total financial assets	$ 565,935,041	$ 460,964,406
Effective Interest Rate on interest bearing assets, financial assets at FVTPL
Effective Interest Rate on interest bearing assets, financial assets at FVOCI	2.86%	2.92%
Effective Interest Rate on interest bearing assets, finacial assets at amortized cost	5.83%	5.72%
Effective Interest Rate on interest bearing assets, cash, bank balances and term deposits	1.89%	1.88%
Less than 1 year [Member]
Statement Line Items [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	55,678,030	50,095,407
Finacial assets at amortized cost	2,968,273	3,456,837
Cash, bank balances and term deposits	312,213,087	260,059,595
Total financial assets	370,859,390	313,611,839
1 to 5 years [Member]
Statement Line Items [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	148,657,894	108,481,889
Finacial assets at amortized cost
Cash, bank balances and term deposits
Total financial assets	148,657,894	108,481,889
More than 5 years [Member]
Statement Line Items [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	4,189,437	3,584,618
Finacial assets at amortized cost
Cash, bank balances and term deposits
Total financial assets	4,189,437	3,584,618
Non-interest-bearing items [Member]
Statement Line Items [Line Items]
Financial assets at FVTPL	21,805,575	13,977,663
Financial assets at FVOCI	20,422,745	21,308,397
Finacial assets at amortized cost
Cash, bank balances and term deposits
Total financial assets	$ 42,228,320	$ 35,286,060